CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
REVENUE
Rental	$ 416,300		$ 339,794	$ 318,592
Other	1,663		657	867
Total revenue	417,963		340,451	319,459
EXPENSES
Depreciation and amortization	120,813		94,026	89,027
Interest	108,301		93,237	85,528
General and administrative	30,954		25,311	20,946
Property	7,234		6,959	6,383
Income taxes	1,470		1,393	677
Provisions for impairment	10		849	199
Total expenses	268,782		221,775	202,760
Income from continuing operations	149,181		118,676	116,699
Income from discontinued operations	7,851		12,108	14,428
Net income	157,032		130,784	131,127
Preferred stock cash dividends	(24,253)		(24,253)	(24,253)
Net income available to common stockholders	$ 132,779	[1]	$ 106,531	$ 106,874
Income from continuing operations:
Basic (in dollars per share)	$ 0.99		$ 0.89	$ 0.89
Diluted (in dollars per share)	$ 0.99		$ 0.89	$ 0.89
Net income:
Basic (in dollars per share)	$ 1.05		$ 1.01	$ 1.03
Diluted (in dollars per share)	$ 1.05		$ 1.01	$ 1.03
Weighted average common shares outstanding:
Basic (in shares)	126,142,696		105,869,637	103,577,507
Diluted (in shares)	126,189,399		105,942,721	103,581,053

[1]	The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.